Pledged Assets And Collateral (Pledged Assets Classified By Type Of Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 26,555,232
Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	552,503
Call Money And Funds Purchased [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	708,086
Payables Under Repurchase Agreements and Securities Lending Transactions [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	15,436,764
Other Short-term Borrowings and Long-term Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	9,657,563
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 200,316